Schedule of earning per share Diluted (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Losses Per Share
Profit used to determine diluted earnings per share (€ in thousand)		€ (73,425)	€ (64,393)	€ (1,744)
Weighted average number of outstanding shares for diluted earnings (losses) per share	[1]	97,619,320	90,757,173	91,744,268
Diluted earnings/(losses) from continuing operations per share (€ per share)		€ (0.75)	€ (0.71)	€ (0.02)
Number of Options with Potential Future Dilutive Effect Not Included in Calculation of Diluted Earnings per Share		5,846,267	5,481,763

[1]	Potentially dilutive securities (2021: 5,846,267